Personnel expenses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expense from share-based payment transactions with employees	$ 9,500,000	$ 300,000	$ 200,000